Fair Value Measurements - Summary of financial Asset measured at fair value on recurring basis (Detail) - dMY TECHNOLOGY GROUP, INC. III [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Derivative warrant liabilities	$ 24,000,000	$ 0
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Treasury Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investments held in Trust Account	300,083,544	300,029,996
Quoted Prices in Active Markets (Level 1) [Member] | U.S. Treasury Securities [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investments held in Trust Account		300,029,996
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Derivative warrant liabilities	0	0
Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investments held in Trust Account	0	0
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Derivative warrant liabilities	16,600,000	34,885,000
Significant Other Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Liabilities:
Derivative warrant liabilities		34,885,000
Significant Other Unobservable Inputs (Level 3) [Member] | U.S. Treasury Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Investments held in Trust Account	$ 0	$ 0